Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees and related expenses		$ 868	$ 824
Accrued expenses		280	208
Deferred revenues	[1]	992
Other accounts payable, total		$ 2,140	$ 1,032

[1]	See also notes 7A(2) and 7H below.